Note 24 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(24)	Quarterly Financial Data (Unaudited)

Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2022				2021				2020
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$44,920	42,024	37,097	33,499	$33,810	33,719	31,570	30,742	$30,351	30,961	31,569	30,087
Interest expense	7,855	3,894	2,240	2,144	2,507	2,840	3,031	3,258	4,189	4,324	4,510	5,196
Net interest income	37,065	38,130	34,857	31,355	31,303	30,879	28,539	27,484	26,162	26,637	27,059	24,891
Provision for credit losses	2,596	2,543	1,625	1,892	131	130	55	827	3,065	1,038	4,124	1,469
Earnings before income taxes	15,342	19,706	18,484	14,544	17,512	17,405	14,449	14,792	10,771	14,669	11,313	11,357
Net earnings attributable to Wilson Bank Holding Company	12,340	15,190	14,139	11,373	13,801	13,342	11,139	11,144	8,902	11,532	9,027	9,031
Basic earnings per common share	1.08	1.33	1.25	1.01	1.23	1.19	1.00	1.01	0.81	1.05	0.83	0.83
Diluted earnings per common share	1.07	1.33	1.24	1.00	1.23	1.19	1.00	1.00	0.81	1.05	0.83	0.83